Exhibit 99.1

Santander Drive Auto Receivables Trust 2018-2

Class A-1 2.35000% Asset Backed Notes

Class A-2-A 2.58% Asset Backed Notes

Class A-2-B LIBOR + 0.25% Asset Backed Notes

Class A-3 2.75% Asset Backed Notes

Class B 3.03% Asset Backed Notes

Class C 3.35% Asset Backed Notes

Class D 3.88% Asset Backed Notes

Class E 5.02% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2018-2, as Issuer, Santander Consumer USA Inc. as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wells Fargo Bank, National Association, as Indenture Trustee, dated as of April 18, 2018. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	07/01/2021
Collection Period Ending:	07/31/2021
Previous Payment/Close Date:	07/15/2021
Payment Date	08/16/2021
Days of Interest for Period:	32
Days in Collection Period:	31
Months Seasoned:	40

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	71,530	03/31/2018	04/18/2018	1,189,966,410.05

Total	71,530			1,189,966,410.05

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance											{1}	218,098,250.03

{2} Payments Received										{2}	10,247,984.23
{3} Repurchased Receivables										{3}	—
{4} Defaulted Receivables										{4}	1,258,246.63
{5} Cram Down Losses and Other Principal Adjustments										{5}	4,517.61
{6} Other Receivables adjustments										{6}	—

{7} Total Principal distributable amount											{7}	11,510,748.47

{8} End of period aggregate Principal Balance											{8}	206,587,501.56

{9} Pool Factor											{9}	0.173608

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2-A	Class A-2-B	Class A-3	Class B	Class C	Class D	Class E	Total
{10} Original Note Balance			{10}	210,000,000.00	175,000,000.00	75,000,000.00	126,630,000.00	166,600,000.00	151,730,000.00	106,500,000.00	83,300,000.00	1,094,760,000.00

{11} Beginning of period Note Balance			{11}	—	—	—	—	—	—	106,445,477.53	83,300,000.00	189,745,477.53
{12} First Allocation of Principal			{12}	—	—	—	—	—	—	—	—	—
{13} Second Allocation of Principal			{13}	—	—	—	—	—	—	—	—	—
{14} Third Allocation of Principal			{14}	—	—	—	—	—	—	—	—	—
{15} Fourth Allocation of Principal			{15}	—	—	—	—	—	—	—	—	—
{16} Fifth Allocation of Principal			{16}	—	—	—	—	—	—	—	—	—
{17} Regular Allocation of Principal			{17}	—	—	—	—	—	—	10,014,351.17	—	10,014,351.17
{18} Optional Purchase payment			{18}	—	—	—	—	—	—	—	—	—
{19} End of period Note Balance			{19}	—	—	—	—	—	—	96,431,126.36	83,300,000.00	179,731,126.36
{20} Note Pool Factors			{20}	—	—	—	—	—	—	0.905457	1.000000	0.164174
{21} Principal payment per $1,000			{21}	—	—	—	—	—	—	94.03	—	9.15

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{22} Principal Payments Received										{22}	10,247,984.23
{23} Net Liquidation Proceeds										{23}	1,174,957.55
{24} Principal on Repurchased Receivables										{24}	137,407.05
{25} Interest on Repurchased Receivables										{25}	11,231.69
{26} Interest collected on Receivables										{26}	2,947,121.67
{27} Other amounts received										{27}	15,181.72
{28} Optional Purchase Price										{28}	—
{29} Reserve Account Excess Amount										{29}	—
{30} Reserve Account Draw Amount										{30}	—

{31} Total Available Funds											{31}	14,533,883.91

Distributions
{32} Indenture Trustee Fee										{32}	—
{33} Owner Trustee Fee										{33}	—
{34} Asset Representations Reviewer Fee										{34}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{35}	545,245.63	—	—	545,245.63						{35}	545,245.63

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{36}	Class A-1	—	2.35000%	32	Actual	—				{36}	—
{37}	Class A-2-A	—	2.58%	30	30 / 360	—				{37}	—
{38}	Class A-2-B	—	0.34313%	32	Actual	—				{38}	—
{39}	Class A-3	—	2.75%	30	30 / 360	—				{39}	—

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{40}	Class A-1	—	—	—						{40}	—
{41}	Class A-2-A	—	—	—						{41}	—
{42}	Class A-2-B	—	—	—						{42}	—
{43}	Class A-3	—	—	—						{43}	—

{44} First Allocation of Principal										{44}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{45}	Class B	—	3.03%	30	30 / 360	—				{45}	—

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{46}	Class B	—	—	—						{46}	—

{47} Second Allocation of Principal										{47}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{48}	Class C	—	3.35%	30	30 / 360	—				{48}	—

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{49}	Class C	—	—	—						{49}	—

{50} Third Allocation of Principal	{50}	—

Class D Accrued Note Interest

Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{51}	Class D	106,445,477.53	3.88%	30	30 / 360	344,173.71	{51}	344,173.71

Class D Accrued Note Interest

Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{52}	Class D	—	—	—	{52}	—

{53} Fourth Allocation of Principal	{53}	—

Class E Accrued Note Interest

Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{54}	Class E	83,300,000.00	5.02%	30	30 / 360	348,471.67	{54}	348,471.67

Class E Accrued Note Interest

Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{55}	Class E	—	—	—	{55}	—

{56} Fifth Allocation of Principal	{56}	—

{57} Reserve Account deposit	{57}	—
{58} Regular Allocation of Principal	{58}	10,014,351.17
{59} Optional Purchase Amount	{59}	—
{60} Distribution to Residual Interestholder	{60}	3,281,641.73

{61} Total Distribution Amount	{61}	14,533,883.91

IV. RECONCILIATION OF RESERVE ACCOUNT

{62} Beginning of period Reserve Account balance	{62}	11,899,664.10
{63} Deposit to Reserve Account	{63}	—
{64} Release from Reserve Account	{64}	—

{65} End of period Reserve Account balance	{65}	11,899,664.10

{66} Specified Reserve Account Balance (1.00% of the Pool Balance as of the Cut-Off Date)	{66}	11,899,664.10
{67} Change in Reserve Account balance from prior period	{67}	—

V. OVERCOLLATERALIZATION

{68} Targeted Overcollateralization (greater of)	{68}	26,856,375.20
{69} (a)(i) 14.00% of the Principal Balance of the Receivables at the end of the Collection Period Prior to the Class A-2-B Notes being paid in full or	{69}	28,922,250.22
{70} (a)(ii) 13.00% of the Principal Balance of the Receivables at the end of the Collection Period After the Class A-2-B Notes have been paid in full and	{70}	26,856,375.20
{71} (b) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date	{71}	17,849,496.15

{72} Cumulative Net Loss Trigger	{72}	No
{73} Targeted Overcollateralization Amount in the event of a Cumulative Net Loss Trigger - Greater of:	{73}	47,515,125.36
{74} (a) 23.00% of Receivable Principal Balance at end of Collection Period and	{74}	47,515,125.36
{75} (b) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date	{75}	17,849,496.15

{76} End of period Principal Balance of the Receivables	{76}	206,587,501.56
{77} End of period Note Balance	{77}	179,731,126.36
{78} Overcollateralization amount at the end of the Collection Period	{78}	26,856,375.20
{79} Overcollateralization % at the end of the Collection Period	{79}	13.00%

VI. STATISTICAL DATA

Original	Previous	Current
{80} Principal Balance of the Receivables	{80}	1,189,966,410.05	218,098,250.03	206,587,501.56
{81} Weighted average coupon of the Receivables	{81}	15.80%	15.79%	15.80%
{82} Weighted average original term of the Receivables	{82}	71.29	71.77	71.79
{83} Weighted average remaining term of the Receivables	{83}	63.77	34.77	33.89
{84} Number of Receivables	{84}	71,530	18,703	18,079

VII. DELINQUENCY

Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{85} 31-60 days	{85}	1,195	15,804,830.53	7.65%
{86} 61-90 days	{86}	388	4,961,914.93	2.40%
{87} 91-120 days	{87}	148	1,864,167.47	0.90%
{88} 121 + days delinquent	{88}	1	—	0.00%
{89} Total	{89}	1,732	22,630,912.93	10.95%

{90} Aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)	{90}	7,384,917.28
{91} Delinquency Percentage as of the End of the Collection Period	{91}	3.57%
{92} Delinquency Trigger	{92}	24.00%
{93} Delinquency Trigger Occurred	{93}	No

VIII. REPOSSESSION INVENTORY
Units	Dollars
{94} Beginning of period Repossessed Inventory	{94}	159	2,505,209.53
{95} Vehicles Repossessed in current period	{95}	111	1,718,780.03
{96} Repossessed vehicles sold in current period	{96}	83	1,338,930.43
{97} Repossessed vehicles reinstated in current period	{97}	24	369,538.91
{98} Repossessed vehicle adjustment in current period	{98}	(2)	(26,045.03)
{99} End of period Repossessed Inventory	{99}	161	2,489,475.19

IX. CUMULATIVE NET LOSS RATIO
Units (a)	Dollars (a)
{100} Receivables becoming Defaulted Receivables during period	{100}	94	1,258,246.63
{101} Cram Down Losses occurring during period	{101}	6	4,517.61
{102} Net Liquidation Proceeds collected during period	{102}	767	1,174,957.55
{103} Net losses during period	{103}	87,806.69
(a) Unit count represents # instances in period per loan per line item

Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{104} Current Period Net Loss Ratio	{104}	87,806.69	212,342,875.80	0.04%

{105} Prior Period Net Loss Ratio	{105}	(228,696.74)	224,426,661.91	-0.10%
{106} Second Prior Period Net Loss Ratio	{106}	(107,669.90)	237,312,142.42	-0.05%
{107} Third Prior Period Net Loss Ratio	{107}	144,866.40	251,179,083.68	0.06%
{108} Rolling 3 prior month average Net Loss Ratio	{108}	-0.03%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{109} Cumulative Net losses since Cut-off Date (beginning of period)	{109}	93,549,969.26
{110} Net losses during period	{110}	87,806.69
{111} Other Adjustments	{111}	(137,407.05)
{112} Cumulative Net losses since Cut-off Date (end of period)	{112}	93,500,368.90

{113} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)	{113}	7.86%

X. CREDIT RISK RETENTION

On the Closing Date, Santander Consumer or another wholly-owned special purpose subsidiary of Santander Consumer retained a portion of the aggregate Percentage Interests of the Certificates (a) in order to satisfy the obligations of Santander Consumer under the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”) and (b) in order to enable compliance by affected institutional investors with the requirements of (i) Article 405(1) of Regulation (EU) No. 575/2013 of the European Parliament and of the Council of 26 June 2013, as supplemented by Commission Delegated Regulation (EU) No. 625/2014; (ii) Article 51(1) of the Commission Delegated Regulation (EU) No. 231/2013 and (iii) Article 254(2) of the Commission Delegated Regulation (EU No. 2015/35), each as in effect as of the Closing Date, together with any guidance published in relation thereto including any regulatory and/or implementing technical standards in effect as of the Closing Date (collectively, the “EU Retention Rules”). The portion of the Certificates being retained to satisfy the requirements of Regulation RR and the EU Retention Rules is referred to herein as the “Retained Interest.” As of the last day of the period covered by this report the depositor or another wholly-owned special purpose subsidiary of Santander Consumer continues to retain the Retained Interest in accordance with Regulation RR and Santander Consumer continues to hold indirectly the Retained Interest for purposes of the EU Retention Rules.

The depositor and its affiliates pledge retained securities as collateral for loans, repurchase agreements or other financing transactions from time to time. However, Santander Consumer has not transferred or hedged the Retained Interest except as permitted under Regulation RR and the EU Retention Rules.

Santander Consumer has not changed the manner in which it retains the Retained Interest, except in accordance with Regulation RR and the EU Retention Rules.

There was no material change in Santander Consumer’s, or an affiliate of Santander Consumer’s, interest in any securities issued by the issuer resulting from the purchase, sale or other acquisition or disposition of securities between the Closing Date and the last day of the period covered by this report.

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2018-2 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from July 1, 2021 to July 31, 2021. Please refer to the Form ABS-15G filed by the Securitizer on January 27, 2021 for additional information. The CIK number of the Securitizer is 0001735033.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Jason Micheletto
Name:	Jason Micheletto
Title:	Vice President, Corporate Treasury Reporting
Date:	August 11, 2021

Santander Drive Auto Receivables Trust (SDART)

Customer Extensions

Collection Period Ending: July 31, 2021

Transaction Name	End of period aggregate Principal Balance	Beginning Number of Receivables	End of period aggregate Principal Balance of Extended Loans	Number of Extended Loans	Extension Rate (1)
SDART 2017-2	146,400,434.09	18,197	2,509,794.59	207	1.71%
SDART 2017-3	143,610,271.85	15,833	2,254,834.76	162	1.57%
SDART 2018-1	202,565,013.71	20,791	3,575,215.58	258	1.76%
SDART 2018-2	206,587,501.56	18,703	3,567,440.70	225	1.73%
SDART 2018-3	268,743,857.53	21,111	4,604,338.60	285	1.71%
SDART 2018-4	250,409,933.31	18,673	4,315,520.93	247	1.72%
SDART 2018-5	294,595,145.22	21,067	5,624,125.64	301	1.91%
SDART 2019-1	336,624,487.74	22,019	5,768,720.02	287	1.71%
SDART 2019-2	439,590,903.66	28,583	7,866,417.73	405	1.79%
SDART 2019-3	467,806,811.43	31,841	7,673,912.80	409	1.64%
SDART 2020-1	703,037,700.92	42,077	12,493,478.39	589	1.78%
SDART 2020-2	1,011,210,556.53	60,148	12,669,774.61	602	1.25%
SDART 2020-3	1,473,878,579.12	79,637	21,249,908.25	931	1.44%
SDART 2020-4	1,307,405,273.33	64,693	19,003,365.06	788	1.45%
SDART 2021-1	1,802,813,452.11	89,833	22,621,977.57	926	1.25%
SDART 2021-2	2,116,711,374.04	107,110	14,267,842.27	689	0.67%
SDART 2021-3	2,774,882,316.18	136,860	13,937,988.53	744	0.50%

(1)	End of period aggregate Principal Balance of Extended Loans as a percentage of End of period aggregate Principal Balance

Exhibit 10.2

FIRST AMENDMENT TO

SALE AND SERVICING AGREEMENT

This First Amendment to Sale and Servicing Agreement, dated as of August 16, 2021 (this “Amendment”), is by and among Santander Drive Auto Receivables LLC, as seller (the “Seller”), and Santander Consumer USA Inc. (“SC”), as servicer (in such capacity, the “Servicer”).

WHEREAS, Santander Drive Auto Receivables Trust 2018-2, as issuer (the “Issuer”), the Seller, the Servicer, and Wells Fargo Bank, National Association, as indenture trustee (the “Indenture Trustee”) are parties to that certain Sale and Servicing Agreement, dated as of April 18, 2018 (as amended, supplemented and modified from time to time, the “Sale and Servicing Agreement”);

WHEREAS, the Seller and the Servicer desire to amend the Sale and Servicing Agreement as set forth herein;

NOW, THEREFORE, for good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, the parties hereby agree as follows:

SECTION 1. Definitions. Capitalized terms used in this Amendment and not otherwise defined herein shall have the meanings assigned thereto in the Sale and Servicing Agreement, as amended hereby.

SECTION 2. Amendments. Effective as of August 16, 2021, the Sale and Servicing Agreement is hereby amended as follows:

(a) Section 3.2(a) is hereby amended by deleting the phrase “(B) in connection with a settlement in the event the Receivable becomes a Defaulted Receivable” where it appears therein and replacing it with the phrase “(B) in connection with a modification, adjustment or settlement in the event the Receivable becomes a Severely Distressed Receivable”.

(b) The second and third sentences of Section 4.2 are hereby amended and restated in full to read as follows:

“The “Monthly Remittance Condition” shall be deemed to be satisfied if (i) Santander Consumer or one of its Affiliates is the Servicer, (ii) no Event of Default or Servicer Replacement Event has occurred and is continuing, (iii) Santander Holdings USA, Inc. has (A) a long term unsecured debt rating of at least “Baa3” from Moody’s, and (B) either (I) a long term unsecured debt rating of at least “BBB” from Fitch or (II) a short term unsecured debt rating of at least “F2” from Fitch and (iv) Santander Consumer is a direct or indirect subsidiary of Banco Santander, S.A. Notwithstanding the foregoing, the Servicer may remit Collections to the Collection Account on any other alternate remittance schedule (but not later than the Business Day prior to the related Payment Date) if the Rating Agency Condition is satisfied with respect to such alternate remittance schedule.”

SDART 2018-2: Amendment to

Sale and Servicing Agreement

(c) The following definition of “Severely Distressed Receivable” is added to Appendix A in the appropriate alphabetical order:

““Severely Distressed Receivable” means, as of any date of determination, a Receivable (other than a Repurchased Receivable) (i) that is 60 or more days delinquent or, if less than 60 days delinquent, the related Obligor has experienced a hardship and, in the judgment of the Servicer in accordance with its Customary Servicing Practices, it is reasonably foreseeable that the Obligor will be unable to pay the Principal Balance of, and accrued and unpaid interest and fees on, such Receivable in accordance with its terms, (ii) that is a Defaulted Receivable, (iii) for which the Obligor is the subject of a bankruptcy or other insolvency proceeding, (iv) for which the related Financed Vehicle has been repossessed (or for which the Servicer has initiated repossession proceedings), (v) for which the related Financed Vehicle has been subject to theft or suffered destruction or damage that would be determined to be beyond repair in accordance with Customary Servicing Practices or (vi) for which the maturity date is in less than six months and, in the judgment of the Servicer in accordance with its Customary Servicing Practices, it is reasonably foreseeable that the Obligor will be unable to pay the Principal Balance of, and accrued and unpaid interest and fees on, such Receivable by the maturity date.”

SECTION 3. Miscellaneous. The Sale and Servicing Agreement, as amended hereby, remains in full force and effect. Any reference to the Sale and Servicing Agreement from and after the date hereof shall be deemed to refer to the Sale and Servicing Agreement as amended hereby, unless otherwise expressly stated. This Amendment shall be valid, binding, and enforceable against a party only when executed by an authorized individual on behalf of the party by means of (i) an electronic signature that complies with the federal Electronic Signatures in Global and National Commerce Act, state enactments of the Uniform Electronic Transactions Act, and/or any other relevant electronic signatures law, in each case to the extent applicable; (ii) an original manual signature; or (iii) a faxed, scanned, or photocopied manual signature. Each electronic signature or faxed, scanned, or photocopied manual signature shall for all purposes have the same validity, legal effect, and admissibility in evidence as an original manual signature. Each party hereto shall be entitled to conclusively rely upon, and shall have no liability with respect to, any electronic signature or faxed, scanned, or photocopied manual signature of any other party and shall have no duty to investigate, confirm or otherwise verify the validity or authenticity thereof. This Amendment may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument. Notwithstanding the foregoing, with respect to any notice provided for in this Amendment or any instrument required or permitted to be delivered hereunder, any party hereto receiving or relying upon such notice or instrument shall be entitled to request execution thereof by original manual signature as a condition to the effectiveness thereof. This Amendment shall be governed by and construed in accordance with the internal, substantive laws of the State of New York without reference to the rules thereof relating to conflicts of law, other than Sections 5-1401 and 5-1402 of the New York General Obligations Law, and the obligations, rights and remedies of the parties hereunder shall be determined in accordance with such laws.

2	SDART 2018-2: Amendment to Sale and Servicing Agreement

[Signatures follow]

3	SDART 2018-2: Amendment to Sale and Servicing Agreement

IN WITNESS WHEREOF, the parties hereto have caused this Amendment to be executed by their respective officers thereunto duly authorized, as of the date first above written.

SANTANDER DRIVE AUTO RECEIVABLES LLC, as Seller

By:	/s/ Mark McCastlain
Name:	Mark McCastlain
Title:	Vice President

SANTANDER CONSUMER USA INC., as Servicer

By:	/s/ Corey Henry
Name:	Corey Henry
Title:	Vice President

S-1	SDART 2018-2: Amendment to Sale and Servicing Agreement